Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
13. Related Party Transactions
On February 12, 2021, the Company amended the Credit Agreement. See Note 8. In connection with this amendment, the Company paid $0.8 million in fees to KKR Capital Markets LLC, which is affiliated with KKR Denali, one of the Company’s principal stockholders.
On March 31, 2021, the Company drew down an additional $250.0 million from the Company’s $600.0 million revolving credit facility. A lender under the revolving credit facility is an affiliate of KKR Denali, a principal stockholder of the Company. Following such draw down, the Company had an aggregate amount of $400.0 million outstanding under the revolving credit facility, which was repaid in full with the net proceeds from the IPO in April 2021. See Note 8.
On May 6, 2020, the Company amended the Credit Agreement. See Note 8. In connection with this amendment, the Company paid $1.5 million in fees to KKR Capital Markets LLC, which is affiliated with KKR Denali, one of the Company’s principal stockholders.
The Company had no other material related parties for the three and nine months ended September 30, 2020 and 2021.

18. Related Party
KKR Capital Markets LLC, an affiliate of KKR Denali, acted as joint lead arranger and joint bookrunner for the Credit Agreement. KKR Denali is also one of the Company’s principal stockholders. In 2018, 2019 and 2020, the Company paid $6.5 million, $2.0 million and $1.5 million, respectively, in fees to KKR Capital Markets LLC in connection with the Credit Agreement.
On November 30, 2020, the Company borrowed $150.0 million under the revolving credit facility at a margin of 2.50% (the “Revolving Credit Loan”). A lender of the Revolving Credit Loans is an affiliate of KKR Denali, a principal stockholder of the Company.
In December 2019, the Company purchased 2,475,000 shares and 300,000 shares of the Company’s Class A Common Stock from
the Company’s chief executive officer and from the Company’s Board member, respectively. Chief executive officer is also the Company’s principal stockholder. The fair value of the purchased shares was
$
14.0
million. The purchase of shares was paid through the issuance of two unsecured
5-year
promissory notes with the principal amount of $
10.0
million and $
1.2
million, respectively. The promissory notes are redeemable upon the earlier of (i) maturity, (ii) immediately prior to an acquisition of the Company as defined in the Company’s 2011
Equity Incentive Plan, or (iii) immediately prior to the Company’s filing an
S-1
with the Securities and Exchange Commission. The
promissory notes bear interest at a rate of
2
% per annum paid annually. Both promissory notes were recorded in other non-current

liabilities at the aggregated initial fair value of $
9.1
 million representing a discount of
19
% to its principal amount and resulting in a
purchase of the Company’s common stock shares below its fair value. The discount is amortized over a period of five years under the effective interest method with amortization expense incl
u
ded in interest expense. The shares of the Company’s Class A Common Stock purchased in exchange for the issuance of the promissory note
were added to the pool of shares available for the grant under the
Company’s 2011 Equity Incentive Plan. The Company recorded the difference between fair value of the shares purchased and the fair value of promissory notes as an increase to additional
paid-in
capital.